UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     September 30, 2007
                                                   -----------------------------

Check here if Amendment |_|; Amendment Number:
                                               ------------------------
      This Amendment (Check only one.):        |_| is a restatement.
                                               |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Ridgeback Capital Investments Ltd.
               --------------------------------------------
Address:       430 Park Avenue, 12th Floor
               --------------------------------------------
               New York, New York 10022
               --------------------------------------------

Form 13F File Number:  28-12277

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Bud Holman
             -------------------------------------------
Title:       Attorney-in-Fact for Wayne Holman, Director
             -------------------------------------------
Phone:       (212) 808-7729
             -------------------------------------------

Signature, Place, and Date of Signing:

 /s/Bud Holman               New York, New York             November 13, 2007
---------------------      -----------------------        ----------------------
  [Signature]                   [City, State]                     [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        2
                                        ---------------------

Form 13F Information Table Entry Total:   24
                                        -----------------------

Form 13F Information Table Value Total:  $1,349,662
                                        -------------------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.        Form 13F File Number          Name
       1          28-   12280                   Ridgeback Capital Management LLC
       2          28-   12278                   Wayne Holman

                                                      FORM 13F INFORMATION TABLE


COLUMN 1                COLUMN 2         COLUMN 3    COLUMN 4        COLUMN 5            COLUMN 6     COLUMN 7     COLUMN 8
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NAME OF ISSUER          TITLE OF CLASS     CUSIP      VALUE    SHRS OR PRN   SH/  PUT/    INVESTMENT     OTHER  VOTING AUTHORITY
                                                     (x$1000)      AMT       PRN  CALL    DISCRETION   MANAGERS
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                                                                                                                SOLE SHARED  NONE
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Acorda Therapeutics      Common Stock    00484M106    $61,082    3,328,762    SH              Sole        1,2              3,328,762
Inc.
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Adams Respiratory        Common Stock    00635P107     $1,541      40,000     SH              Sole        1,2                 40,000
Therapeutics
------------------------------------------------------------------------------------------------------------------------------------
Altus Pharmaceuticals    Common Stock    02216N105      $874       83,397     SH              Sole       1,2                  83,397
Inc.
------------------------------------------------------------------------------------------------------------------------------------
AP Pharma Inc.           Common Stock    00202J203     $1,502     732,891     SH              Sole       1,2                 732,891
------------------------------------------------------------------------------------------------------------------------------------
Avigen Inc.              Common Stock    053690103     $6,770    1,253,707    SH              Sole       1,2               1,253,707
------------------------------------------------------------------------------------------------------------------------------------
Bentley                  Common Stock    082657107     $1,842     147,663     SH              Sole       1,2                 147,663
Pharmaceuticals Inc.
------------------------------------------------------------------------------------------------------------------------------------
Biodel Inc.              Common Stock    09064M105    $13,984     820,686     SH              Sole      1,2                  820,686
------------------------------------------------------------------------------------------------------------------------------------
Biogen Idec Inc.         Common Stock    09062X103    $26,532     400,000     SH              Sole      1,2                  400,000
------------------------------------------------------------------------------------------------------------------------------------
Exact Sciences Corp.     Common Stock    30063P105      $932      275,000     SH              Sole      1,2                  275,000
------------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.            Common Stock    372917104    $21,686     350,000     SH              Sole      1,2                  350,000
------------------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences    Common Stock    444903108    $66,885    6,500,000    SH              Sole      1,2                6,500,000
Inc.
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Isolagen Inc.            Common Stock    46488N103     $7,355    2,754,900    SH              Sole      1,2                2,754,900
------------------------------------------------------------------------------------------------------------------------------------
Kyphon Inc.              Common Stock    501577100    $46,432     663,321     SH              Sole      1,2                  663,321
------------------------------------------------------------------------------------------------------------------------------------
Maxygen Inc.             Common Stock    577776107     $7,317    1,074,526    SH              Sole      1,2                1,074,526
------------------------------------------------------------------------------------------------------------------------------------
Momenta                  Common Stock    60877T100    $20,101    1,764,826    SH              Sole      1,2                1,764,826
Pharmaceuticals Inc.
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Momenta                  Common Stock    60877T100    $983,385     13,880     SH   CALL       Sole      1,2
Pharmaceuticals Inc.
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Momenta                  Common Stock    60877T100   ($95,000)    (1,000)     SH   PUT        Sole      1,2                  (1,000)
Pharmaceuticals Inc.
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Monogram Biosciences     Common Stock    60975U108      $572      400,000     SH              Sole      1,2                  400,000
Inc.
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Pipex Pharmaceuticals    Common Stock    724153200     $8,331    1,237,710    SH              Sole      1,2                1,237,710
Inc.
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Poniard                  Common Stock    732449301     $3,056     539,000     SH              Sole      1,2                  539,000
Pharmaceuticals Inc.
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Trimeris Inc.            Common Stock    896263100     $2,723     350,067     SH              Sole      1,2                  350,067
------------------------------------------------------------------------------------------------------------------------------------
Vivus Inc.               Common Stock    928551100    $11,496    2,317,814    SH              Sole      1,2                2,317,814
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Wyeth                    Common Stock    983024100    $112,934   2,535,000    SH              Sole      1,2                2,535,000
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Zymogenetics Inc.        Common Stock    98985T109    $37,330    2,860,550    SH              Sole      1,2                2,860,550
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